Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                February 3, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               Re:  AllianceBernstein Exchange Reserves
                    (File Nos. 33-74230 and 811-08294)
                    ----------------------------------

Dear Sir or Madam:

          On behalf of the AllianceBernstein Exchange Reserves (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information of the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 28, 2010.

          Copies of the Prospectuses for the Fund will be filed under Rule 497(c) today.

          Please call me at the above-referenced number if you have any questions regarding the attached.

                                        Very truly yours,


                                        /s/ Erin C. Loomis
                                        ------------------
                                            Erin C. Loomis

SK 00250 0157 1069469